Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ (130,144)	$ (96,814)	$ (20,466)
Foreign	2,224	602	348
Loss before income taxes	$ (127,920)	$ (96,212)	$ (20,118)